STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
CONDENSED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Revenues	$ 19,214	$ 10,713	$ 11,213
Cost of revenues	14,445	6,478	6,513
Gross profit (loss)	4,769	4,235	4,700
Operating expenses:
Research and development	15,536	15,694	11,224
Selling, general and administrative	39,950	29,231	18,503
Total operating expenses	55,486	44,925	29,727
Loss from operations	(50,717)	(40,690)	(25,027)
Interest income	125	40	2
Interest expense	(5,524)	(5,167)	(6,016)
Other income (expense), net	(12)	(1,527)	(909)
Loss before provision for income taxes	(56,128)	(47,344)	(31,950)
Provision for income taxes			14
Net loss and comprehensive loss	(56,128)	(47,344)	(31,964)
Adjustment to net loss resulting from convertible preferred stock modification		(2,384)
Net loss and comprehensive loss attributable to common stockholders	$ (56,128)	$ (49,728)	$ (31,964)
Net loss attributable to common stockholders per share, basic and diluted (in dollars per share)	$ (135.57)	$ (175.10)	$ (5,327.33)
Weighted average common shares used to compute net loss per share, basic and diluted	414	284	6